Note 18 - Subsequent Events	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
18.	Subsequent events

On April 25, 2023, the Company received an extension notice (“Extension Notice”) from the Nasdaq Stock Market LLC granting the Company’s request for a 180-day extension to regain compliance with the minimum bid price requirement (“Minimum Bid Requirement”) of US$1.00 per share under the Nasdaq Listing Rule 5450(a)(1). The Company was first notified by Nasdaq of its failure to comply with the Minimum Bid Requirement on October 25, 2022, and was given until April 24, 2023 to regain compliance. The Company now has until October 23, 2023 to meet the requirement. The Extension Notice has no immediate effect on the listing or trading of the Company’s common stock on Nasdaq, and the Company’s operations are not affected by the receipt of the Extension Notice.